Leases - Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Leases [Abstract]
Total undiscounted cash flows	$ 39	$ 37
Less discount	(3)	(2)
Operating lease liability	$ 36	$ 35
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other current liabilities	Other current liabilities
Current	$ 29	$ 30
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other non-current liabilities	Other non-current liabilities
Non-current	$ 7	$ 5